Commitments and Contingencies - Schedule of Aggregate Estimated Minimum Operating Leases (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 5,882
2022	8,354
2023	8,101
2024	6,000
2025	5,923
Thereafter	37,061
Total	$ 71,321